As filed with the U.S. Securities and Exchange Commission on September 4, 2009
Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.  ☐
Post-Effective Amendment No. ☐
JOHN HANCOCK INVESTMENT TRUST II
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)
(617) 663-2999
(Registrant’s Area Code and Telephone Number)

Thomas M. Kinzler 601 Congress Street Boston, Massachusetts 02110 (Name and Address of Agent for Service)	With copies to: Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION
STATEMENT
(Approximate Date of Proposed Public Offering)
TITLE OF SECURITIES BEING REGISTERED:
Class A, Class B, Class C and Class I shares of John Hancock Small Cap Equity Fund
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.
It is proposed that this filing will become effective on October 5, 2009 pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK INVESTMENT TRUST II
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement contains the following documents:
Cover Sheet
Contents of Registration Statement
President’s Letter
Notice of Special Meeting to Shareholders
Part A — Combined Proxy Statement/Prospectus
Part B — Statement of Additional Information
Part C — Other Information
Signature Page
Exhibits

Important Information
October 5, 2009
Dear Shareholder,

I am writing to ask for your assistance with an important issue regarding your investment in John Hancock Small Cap Fund. After careful consideration, your fund’s trustees have unanimously approved the reorganization and merger of your fund into John Hancock Small Cap Equity Fund, but your vote is required to complete the merger.
The attached proxy statement explains this proposal, which will be presented for approval at a Special Meeting of Shareholders at John Hancock’s home office on Wednesday, December 2, 2009.
Among other things, the proxy statement and prospectus contains information about the advantages that may result from the passage of this proposal, and I strongly encourage you to read it before voting. Broadly speaking, these advantages include becoming a shareholder in one larger fund with a similar investment objective — both funds generally seek capital appreciation. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale, which may lead to lower per-share fund expenses in the future as duplicative resources and costs, such as legal, accounting, transfer agency services, insurance, custodial and administrative services, are combined. Further, as the chart below indicates, the absolute returns of John Hancock Small Cap Equity Fund generally have been greater than those of your fund. Finally, shareholders will gain access to John Hancock Small Cap Equity Fund’s investment process and the investing expertise of MFC Global Investment Management (U.S.), LLC.
     Average Annual Total Return at net asset value for Periods Ended July 31, 2009

	YTD	1-Year	3-Year	5-Year	10-Year
John Hancock Small Cap Equity Fund	27.12%	-12.79%	-7.46%	-0.62%	2.10%
John Hancock Small Cap Fund	20.67%	-21.12%	-8.79%	-1.98%	4.93%
Past performance does not indicate future results. For additional performance information concerning the funds covering different periods, please refer to the attached proxy statement and prospectus under the heading “Fund Past Performance.”
No matter how large or small your fund holdings, your vote is extremely important and makes a difference. I encourage you to exercise your right as a shareholder to participate in your fund’s governance by reviewing the proxy statement and then casting your vote via the Internet, by telephone, by mail or in person at the Special Meeting on December 2, 2009. Instructions for voting are on the enclosed proxy card, and voting as soon as possible helps avoid the cost of further mailings or phone solicitations.
I am confident that the proposed change will help us better serve you and all of Small Cap Fund’s shareholders. Thank you for your active participation in this important matter involving your fund.
Sincerely,
Keith F. Hartstein
President and Chief Executive Officer

JOHN HANCOCK SMALL CAP FUND (the “fund”)
(a series of John Hancock Equity Trust)
601 Congress Street
Boston, Massachusetts 02210
Notice of Special Meeting of Shareholders
Scheduled for December 2, 2009
This is the formal agenda for the fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.
To the shareholders of the fund:
A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts 02110, on Wednesday, December 2, 2009, at 2:00 p.m., Eastern Time, to consider the following:
1.	A proposal to approve an Agreement and Plan of Reorganization between the fund and John Hancock Small Cap Equity Fund (“Small Cap Equity”). Under this agreement, the fund would transfer all of its assets to Small Cap Equity in exchange for corresponding shares of Small Cap Equity. These shares would be distributed, as described in the accompanying proxy statement and prospectus, proportionately to you and the other shareholders of the fund. Small Cap Equity would also assume the fund’s liabilities. Your fund’s Board of Trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.
Shareholders of record as of the close of business on September 25, 2009, are entitled to vote at the meeting and any adjourned session of the meeting.
Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.
Important Notice Regarding the Availability of Proxy Materials for the
Shareholder Meeting to be Held on December 2, 2009.
The proxy statement and prospectus, as well as Small Cap Equity’s prospectus and annual and semi-annual reports, are available at
www.jhfunds.com.
By order of the Board of Trustees,
Thomas M. Kinzler
Secretary
Boston, Massachusetts
October 5, 2009

PROXY STATEMENT of
John Hancock Small Cap Fund
(“Small Cap,” the “Acquired Fund” or “your fund”),
a series of John Hancock Equity Trust (“Equity Trust”)
PROSPECTUS for
John Hancock Small Cap Equity Fund
(“Small Cap Equity” or the “Acquiring Fund”),
a series of John Hancock Investment Trust II (“Trust II”)
The address of the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.
* * * * * *
This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of their fund. Please read it carefully and retain it for future reference.
How the Reorganization Will Work
•	Your fund will transfer all of its assets to Small Cap Equity. Small Cap Equity will assume your fund’s liabilities.

•	Small Cap Equity will issue Class A shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class A shares. These shares will be distributed to your fund’s Class A shareholders in proportion to their holdings on the reorganization date.

•	Small Cap Equity will issue Class B shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class B shares. These shares will be distributed to your fund’s Class B shareholders in proportion to their holdings on the reorganization date.

•	Small Cap Equity will issue Class C shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class C shares. These shares will be distributed to your fund’s Class C shareholders in proportion to their holdings on the reorganization date.

•	Small Cap Equity will issue Class I shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class I shares. These shares will be distributed to your fund’s Class I shareholders in proportion to their holdings on the reorganization date.

•	No front-end sales charges will be imposed on shares of Small Cap Equity received by shareholders of the Acquired Fund.

•	Your fund will be terminated and shareholders of your fund will become shareholders of Small Cap Equity.

•	For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Small Cap Equity, or the shareholders of your fund.
Rationale for the Reorganization
The reorganization is intended to consolidate the Acquired Fund with an equity fund with a similar investment objective advised by the same investment adviser as the adviser of your fund, John Hancock Advisers, LLC (“JHA”), and subadvised by MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”), an affiliate of JHA. Although your fund’s stated investment objective differs slightly from that of Small Cap Equity, both funds generally seek capital appreciation.
The absolute performance returns of Small Cap Equity over the trailing year-to-date, one-, three- and five-year periods ended July 31, 2009 have been greater than those of Small Cap, although Small Cap has outperformed Small Cap Equity for the ten-year period ended July 31, 2009. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than either fund would achieve separately.

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Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this proxy statement and prospectus. Any representation to the contrary is a criminal offense.
Where to Get More Information

• The Small Cap Equity Class A, Class B, and Class C shares prospectus dated March 1, 2009, as supplemented through July 8, 2009, and/or
• The Small Cap Equity Class I shares prospectus dated March 1, 2009, as supplemented through June 3, 2009
In the same envelope as this proxy statement and prospectus. This document is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

• The statement of additional information (“SAI”) dated October 5, 2009, which relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund
• The Small Cap Equity annual shareholder report dated October 31, 2008
• The Small Cap Equity semi-annual shareholder report dated April 30, 2009
• The Small Cap Equity SAI dated March 1, 2009, as supplemented through July 8, 2009
• The Small Cap Class A, Class B and Class C shares prospectus dated March 1, 2009, as supplemented through September 2, 2009
• The Small Cap Class I shares prospectus dated March 1, 2009, as supplemented through September 2, 2009
• The Small Cap SAI dated March 1, 2009, as supplemented through August 10, 2009
• The Small Cap annual shareholder report dated October 31, 2008
• The Small Cap semi-annual shareholder report dated April 30, 2009
These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 1-800-225-5291. These documents are incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.

The date of this proxy statement and prospectus is October 5, 2009.

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INTRODUCTION
This proxy statement and prospectus is being used by the Board of Trustees of Equity Trust (the “Equity Trust Board”) to solicit proxies to be voted at a special meeting of Small Cap’s shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, December 2, 2009, at 2:00 p.m., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Acquired Fund into Small Cap Equity (the “Reorganization”). This proxy statement and prospectus is being mailed to your fund’s shareholders on or about October 5, 2009.
The proxy statement and prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire proxy statement and prospectus carefully, including Exhibit A, as well as the enclosed prospectus of Small Cap Equity, because they contain details that are not in the summary comparisons.
Who is Eligible to Vote?
Shareholders of record of the Acquired Fund on September 25, 2009 are entitled to attend and vote at the meeting and any adjourned session of the meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.
PROPOSAL — REORGANIZATION OF SMALL CAP
Approval of Agreement and Plan of Reorganization between
Small Cap and Small Cap Equity
Under this Agreement, Small Cap would transfer all of its assets to Small Cap Equity in exchange for corresponding shares of Small Cap Equity. These shares would be distributed proportionately to the shareholders of Small Cap. Small Cap Equity would also assume the liabilities of Small Cap. The Equity Trust Board unanimously recommends that shareholders vote FOR this proposal.
SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
	Acquired Fund Small Cap	Acquiring Fund Small Cap Equity

Business	Small Cap is a diversified series of Equity Trust, an open-end investment management company organized as a Massachusetts business trust.	Small Cap Equity is a diversified series of Trust II, an open-end investment management company organized as a Massachusetts business trust.

Net assets as of August 31, 2009	$49.1 million	$358.7 million

Investment adviser	JHA	JHA

Subadviser	Lee Munder Capital Group, LLC (“LMCG”) (as successor to Independence Investments, LLC (“Independence”)*	MFC Global (U.S.)

*	LMCG is a subsidiary of Convergent Capital Management LLC (“Convergent”), itself a subsidiary of City National Corporation. In July 2009, LMCG succeeded to the operations of Independence, another subsidiary of Convergent, as a result of a transaction in which the operations of two investment adviser subsidiaries of Convergent were combined.

COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
	Acquired Fund Small Cap	Acquiring Fund Small Cap Equity

Portfolio managers	Charles S. Glovsky, CFA	Daniel H. Cole, CFA
	• Managed Small Cap since 1998	• Managed Small Cap Equity since 2008
	• Portfolio Manager, LMCG • Joined predecessor Independence in 2000	• Vice president and portfolio manager, MFC Global (U.S.) (since 2008)
	• Began business career in 1979	• Director and senior equity portfolio manager, Columbia Management Group (2001 to 2008) • Vice president and portfolio manager, Neuberger Berman Management Company (1999 to 2001)
• Vice president and portfolio manager, Centura Bank (1996 to 1999) • Began business career in 1993

Christopher J. O’Brien, CFA • Joined Small Cap Equity team as portfolio manager in August 2009
• Assistant vice president and portfolio manager, MFC Global (U.S.) (since 2009) • Analyst, MFC Global (U.S.) (2004 to 2009) • Analyst, State Street Research and Management (2001 to 2004)
• Analyst/product manager, Baring Asset Management (1993 to 2001)
• Began business career in 1993

Robert P. Shea, CFA
• Joined Small Cap Equity team as portfolio manager in August 2009 • Assistant vice president and portfolio manager, MFC Global (U.S.) (since 2009)
• Analyst, MFC Global (U.S.) (2001 to 2009)
• Portfolio Officer for Private Client Group (since 2000) • Began business career in 1997

Investment objective	Small Cap seeks maximum capital appreciation consistent with reasonable risk to principal.	Small Cap Equity seeks capital appreciation.

Principal investments	Under normal market conditions, Small Cap invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greatest of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($15.9 million to $2.7 billion as of August 31, 2009), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($36.3 million to $2.5 billion as of August 31, 2009).	Under normal market conditions, Small Cap Equity invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $15.9 million to $2.7 billion as of August 31, 2009).

Investment strategies	The subadviser selects securities for Small Cap using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.	In managing Small Cap Equity, the subadviser emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for U.S. and foreign companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
	Acquired Fund Small Cap	Acquiring Fund Small Cap Equity

	The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and “earnings per share” revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.	The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The subadviser also looks for companies with strong senior management and coherent business strategies. It generally maintains personal contact with the senior management of the companies the fund invests in. Small Cap Equity diversifies across industry sectors.

Derivatives	Each fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

Diversification	Each fund is diversified.

Equity investments	Each fund may invest in common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities.

Exchange traded funds (“ETFs”)	Small Cap may invest in ETFs. ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.	No stated policy.

Initial public offerings (“IPOs”)	Small Cap may invest in IPOs.	No stated policy.

Fixed-income investments	Small Cap may invest in fixed-income securities rated BBB by S&P or Baa by Moody’s and their unrated equivalents (“investment grade securities”).	Small Cap Equity may invest up to 15% of assets in bonds of any maturity rated as low as CC by S&P or Ca by Moody’s and their unrated equivalents (bonds below BBB by S&P or Baa by Moody’s are considered “junk bonds”).

Foreign investments	Small Cap may invest in U.S. dollar denominated foreign securities and American Depositary Receipts (“ADRs”).	Small Cap Equity may invest up to 15% of assets in a basket of foreign securities and ADRs.

Cash investments	Cash reserves will normally represent a small portion of Small Cap’s total assets (under 20%).	Under normal conditions, Small Cap Equity may not invest more than 10% of assets in cash or cash equivalents.

COMPARISON OF FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
	Acquired Fund Small Cap	Acquiring Fund Small Cap Equity

Short sales	Although Small Cap may sell securities “short against the box,” it does not typically do so.	Small Cap Equity may short-sell up to 15% of its assets for non-speculative purposes to manage volatility. Typically it does not do so.

Temporary defensive positions	In abnormal circumstances, each fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Active trading	Each fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase taxable distributions.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between Small Cap and Small Cap Equity. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Equity is commensurate with the amount of risk involved in the authorized investments of your fund. As the above table indicates, the investment objectives, policies and risks of the two funds are similar in many ways, although there are differences, as discussed below.
Investment objective. While both funds seek capital appreciation, Small Cap seeks to achieve this goal with reasonable risk to principal. Management does not believe that there is any operational difference between the funds’ investment objectives. While reasonable risk is not part of Small Cap Equity’s formal investment objective, in managing the fund, MFC Global (U.S.) in practice seeks to limit risk by looking for U.S. and foreign companies that possess a combination of strong earnings growth rates and reasonable valuations.
Small cap definition. Each fund invests at least 80% of its assets in equity securities of “small cap” companies. Small Cap considers a company to be “small cap” if the company’s market capitalization does not exceed the greatest of: (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index; or (c) the market capitalization of the companies in the S&P Small Cap 600 Index. By contrast, Small Cap Equity uses the capitalization range of the Russell 2000 Index only to determine whether a company is “small cap.” As of April 30, 2009, the market capitalization of Small Cap’s investments ranged from $133.9 million to $8.2 billion, while that of Small Cap Equity ranged from $40.7 million to $5.3 billion.
Foreign investments. Both funds invest in foreign securities. Small Cap may invest in U.S. dollar denominated foreign securities and ADRs (with no express limit), while Small Cap Equity may invest up to 15% of assets in a basket of foreign securities. As of April 30, 2009, Small Cap did not hold any foreign securities and Small Cap Equity held 10.175% of its assets in these investments.
ETFs and IPOs. Although Small Cap is authorized to invest in ETFs and IPOs, and Small Cap Equity is not, Small Cap historically has invested a small percentage of its assets in these instruments. As of April 30, 2009, Small Cap held 3.19% of its assets in ETFs and held no IPOs.
Fixed-income investments. Small Cap may invest only in investment grade fixed-income securities (up to a maximum of 20%, in light of the fund’s 80% minimum investment equity securities of small cap companies), while Small Cap Equity may invest up to 15% of its assets in below-investment grade bonds. Consequently, Small Cap Equity may be subject to increased risk of loss from its investment in junk bonds. As of April 30, 2009, Small Cap Equity did not hold any below-investment grade bonds.
Short sales. Small Cap may engage in short sales of portfolio securities “against the box,” which means that the fund contemporaneously owns or has the right to acquire at no added cost securities identical to those sold short. By contrast, Small Cap Equity may short-sell up to 15% of its assets (some or all of which may be “against the box”). As a result, Small Cap Equity may be at greater risk of loss in the event that the securities it sells short increase in price, which would require the fund to cover its short position at greater cost. As of April 30, 2009, Small Cap had no outstanding short sales against the box and Small Cap Equity had no outstanding short sales.
COMPARISON OF FUND CLASSES, EXPENSES AND DISTRIBUTION ARRANGEMENTS
COMPARISON OF FUNDS’ CLASSES OF SHARES
The following section details the characteristics and fees structures for each class of shares of the funds. Class A, Class B and Class C shares are subject to distribution and service (Rule 12b-1) fees. Rule 12b-1 fees are paid out of a class’ assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.

Class A sales charges and Rule 12b-1 fees	Class A shares of each fund have the same characteristics and the same fee structures.
• Class A shares are offered with front-end sales charges ranging from 5% to 2% of the fund’s offering price, depending on the amount invested.

• Class A shares of each fund are subject to distribution and service (Rule 12b-1) fees equal to 0.30% of the average daily net assets of Class A shares.

• There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

• An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
• Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, as described in the funds’ prospectuses.

Class B sales charges and Rule 12b-1 fees	Class B shares of each fund have the same characteristics and fee structures.
• Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.

• Class B shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.
• Class B shares’ CDSCs may be waived in certain cases, as described in the funds’ prospectuses.
• Class B shares automatically convert to Class A shares after eight years.

Class C sales charges and Rule 12b-1 fees	Class C shares of each fund have the same characteristics and fee structures.
• Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares being sold within one year of purchase.

• Class C shares are subject to distribution and service fees (Rule 12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.
• Class C shares’ CDSCs may be waived in certain cases, as described in the funds’ prospectuses.
• No automatic conversion to Class A shares, so distribution and service fees expenses continue at the Class C level throughout the life of the investment.

Class I sales charges and Rule 12b-1 fees	Class I shares of each fund have the same characteristics and fee structures.
• Class I shares are offered without a front-end sales charge or CDSC to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class I shares.

• Class I shares are not charged a distribution and service fee (Rule 12b-1).

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES (both funds have the same policy)

Buying shares	Investors may buy shares at their public offering price through a financial representative or the funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).

Minimum initial investment	Class A, Class B and Class C Shares: the minimum initial investment is $2,500, except as follows: • Coverdell ESA’s: $2,000;
• there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment;
• group investments: $250; and
• there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor.
Class I Shares: $250,000. The minimum initial investment requirement may be waived, in a fund’s sole discretion, for certain investors, as detailed in each fund’s Class I prospectus.

Exchanging shares	Class A, Class B and Class C Shares: Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other John Hancock fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical.
Class I Shares: Shareholders may exchange Class I shares for Class I shares of other John Hancock funds that are available through their plan, or the John Hancock Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical.

Selling shares	Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.

Net asset value	All purchases, exchanges and sales are made at a price based on the next net asset value (“NAV”) per share of the class of the fund to be calculated after Signature Services receives your request in good order. The NAV per share for each class of shares of the fund is determined at the close of regular trading on the New York Stock Exchange, which is typically 4:00 p.m., Eastern Time.

COMPARISON OF EXPENSES
The hypothetical pro forma net annual operating expenses of Small Cap Equity after the Reorganization for Class A, Class B, Class C, and Class I shares are expected to be less than your fund’s current annual operating expenses, after expense waivers and reimbursements (although the current total fund operating expenses of Small Cap Equity’s Class A, Class B and Class C shares before expense waivers and reimbursements are higher than those of the corresponding share classes of Small Cap). The operating expenses of Small Cap Equity’s Class I shares, both before and after waivers and reimbursements, are lower than those of Small Cap’s Class I shares. At current asset levels, Small Cap Equity is charged a management fee of 0.70%, which is less than the 0.90% that your fund is currently charged.
Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.
The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid each fund for the 12-month period ended April 30, 2009. The tables also show the hypothetical pro forma expenses of Small Cap Equity assuming the Reorganization with the Acquired Fund had occurred on May 1, 2008. Small Cap Equity’s expenses after the Reorganization may be greater or less than those shown.
The following tables illustrate the anticipated change in operating expenses expected as a result of the Reorganization into the Acquiring Fund of Small Cap.

Small Cap Equity
(Pro Forma)
Small Cap	(Assuming Reorganization
Small Cap	Equity	with Small Cap)
Class A	Class A	Class A

Shareholder transaction expenses(1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	5.00%	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	(2)	None	(2)	None	(2)
Annual Operating Expenses(3)
Management fee	0.90%	0.70%	0.70%
Distribution and service (12b-1) fees	0.30%	0.30%	0.30%
Other expenses	0.69%	0.71%	0.69%
Total fund operating expenses	1.89%	1.71%	1.69%
Contractual expense reimbursement	0.24	%(4)	0.00%	0.05	%(5)
Net annual operating expenses	1.65%	1.71%	1.64%

(1)	A $4.00 fee will be charged for wire redemptions.

(2)	A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1 million or more upon which a commission or finder’s fee was paid and that are sold within 1 year after purchase.

(3)	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; (iii) fees may be incurred for extraordinary expenses, such as proxy or fund tax expenses; or (iv) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

(4)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class A shares of Small Cap to the extent that expenses attributable to those shares exceed 1.65% of the average annual net assets attributable to the class. This agreement remains in effect until February 28, 2010.

(5)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class A shares of Small Cap Equity to the extent that expenses attributable to those shares exceed 1.64% of the average annual net assets attributable to the class. This agreement remains in effect until December 31, 2010. This agreement will not take effect, however, if the Reorganization does not receive shareholder approval.

				Small Cap Equity
				(Pro Forma)
			Small Cap	(Assuming Reorganization
	Small Cap		Equity	with Small Cap)
	Class B		Class B	Class B

Shareholder transaction expenses(1)
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%		5.00%	5.00%
Annual Operating Expenses(2)
Management fee	0.90%		0.70%	0.70%
Distribution and service (12b-1) fees	1.00%		1.00%	1.00%
Other expenses	0.69%		0.71%	0.69%
Total fund operating expenses	2.59%		2.41%	2.39%
Contractual expense reimbursement	0.24	%(3)	0.00%	0.05	%(4)
Net annual operating expenses	2.35%		2.41%	2.34%

(1)	A $4.00 fee will be charged for wire redemptions.

(2)	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; (iii) fees may be incurred for extraordinary expenses, such as proxy or fund tax expenses; or (iv) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

(3)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class B shares of Small Cap to the extent that expenses attributable to those shares exceed 2.35% of the average annual net assets attributable to the class. This agreement remains in effect until February 28, 2010.

(4)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class B shares of Small Cap Equity to the extent that expenses attributable to those shares exceed 2.34% of the average annual net assets attributable to the class. This agreement remains in effect until December 31, 2010. This agreement will not take effect, however, if the Reorganization does not receive shareholder approval.

				Small Cap Equity
				(Pro Forma)
			Small Cap	(Assuming Reorganization
	Small Cap		Equity	with Small Cap)
	Class C		Class C	Class C

Shareholder transaction expenses(1)
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%		1.00%	1.00%
Annual Operating Expenses(2)
Management fee	0.90%		0.70%	0.70%
Distribution and service (12b-1) fees	1.00%		1.00%	1.00%
Other expenses	0.69%		0.71%	0.69%
Total fund operating expenses	2.59%		2.41%	2.39%
Contractual expense reimbursement	0.24	%(3)	0.00%	0.05	%(4)
Net annual operating expenses	2.35%		2.41%	2.34%

(1)	A $4.00 fee will be charged for wire redemptions.

(2)	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; (iii) fees may be incurred for extraordinary expenses, such as proxy or fund tax expenses; or (iv) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

(3)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class C shares of Small Cap to the extent that expenses attributable to those shares exceed 2.35% of the average annual net assets attributable to the class. This agreement remains in effect until February 28, 2010.

(4)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class C shares of Small Cap Equity to the extent that expenses attributable to those shares exceed 2.34% of the average annual net assets attributable to the class. This agreement remains in effect until December 31, 2010. This agreement will not take effect, however, if the Reorganization does not receive shareholder approval.

				Small Cap Equity
				(Pro Forma)
			Small Cap	(Assuming Reorganization
	Small Cap		Equity	with Small Cap)
	Class I		Class I	Class I

Annual Operating Expenses(1)
Management fee	0.90%		0.70%	0.70%
Other expenses	0.30%		0.20%	0.20%
Total fund operating expenses	1.20%		0.90%	0.90%
Contractual expense reimbursement	0.10	%(2)	0.00%	0.00	%(3)
Net annual operating expenses	1.10%		0.90%	0.90%

(1)	Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; (iii) fees may be incurred for extraordinary expenses, such as proxy or fund tax expenses; or (iv) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

(2)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class I shares of Small Cap to the extent that expenses attributable to those shares exceed 1.10% of the average annual net assets attributable to the class. This agreement remains in effect until February 28, 2010.

(3)	JHA has contractually agreed to waive advisory fees or reimburse fund expenses for Class I shares of Small Cap Equity to the extent that expenses attributable to those shares exceed 1.09% of the average annual net assets attributable to the class. This agreement remains in effect until December 31, 2010. This agreement will not take effect, however, if the Reorganization does not receive shareholder approval.
Examples
The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Small Cap Equity, based on fees and expenses incurred during the 12-month period ended April 30, 2009. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming the Reorganization of your fund with Small Cap Equity on May 1, 2008. The examples are for comparison purposes only and are not a representation of your fund’s or Small Cap Equity’s actual expenses or returns, either past or future.

			Small Cap Equity
			(Pro Forma)
			(Assuming
			Reorganization
	Small Cap	Small Cap Equity	with Small Cap)

Class A
Year 1	$659	$665	$658
Year 3	$1,042	$1,012	$1,001
Year 5	$1,449	$1,382	$1,367
Year 10	$2,582	$2,418	$2,394

					Small Cap Equity
					(Pro Forma)
					(Assuming
					Reorganization
	Small Cap		Small Cap Equity		with Small Cap)

Class B – assuming redemption at end of period
Year 1	$738		$744		$737
Year 3	$1,083		$1,051		$1,041
Year 5	$1,554		$1,485		$1,471
Year 10	$2,736	(1)	$2,573	(1)	$2,549	(1)

Class B – assuming no redemption
Year 1	$238		$244		$237
Year 3	$783		$751		$741
Year 5	$1,354		$1,285		$1,271
Year 10	$2,736	(1)	$2,573	(1)	$2,549	(1)

Class C – assuming redemption at end of period
Year 1	$338		$344		$337
Year 3	$783		$751		$741
Year 5	$1,354		$1,285		$1,271
Year 10	$2,907		$2,746		$2,722

Class C – assuming no redemption
Year 1	$238		$244		$237
Year 3	$783		$751		$741
Year 5	$1,354		$1,285		$1,271
Year 10	$2,907		$2,746		$2,722

Class I
Year 1	$112		$92		$92
Year 3	$371		$287		$287
Year 5	$650		$498		$498
Year 10	$1,446		$1,108		$1,108

(1)	Reflects conversion of Class B shares to Class A shares after 8 years.

COMPARISON OF ADVISORY ARRANGEMENTS
Your fund’s and Small Cap Equity’s advisory agreements are substantially similar. However, the management fees differ, as set forth below. As noted in the table under “Management Arrangements,” JHA serves as the investment adviser for both funds, LMCG serves as Small Cap’s subadviser and MFC Global (U.S.) serves as Small Cap Equity’s subadviser. JHA pays subadvisory fees to LMCG and MFC Global (U.S.) from its own assets and not from the assets of the relevant fund.
Each fund pays daily management fees to JHA equal to the following annual percentage of its average daily net assets, as shown in the following table:
Annual Advisory Fee Rates

Small Cap	Small Cap Equity
0.90% — first $1 billion; and	0.70% — first $1 billion; and
0.85% — excess over $1 billion of such assets.	0.685% —excess over $1 billion of such assets.

COMPARISON OF DISTRIBUTION PLANS
Each fund’s Board of Trustees and shareholders have approved Distribution Plans and have adopted the Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Class A shares of both funds carry a Rule 12b-1 fee of 0.30%, and Class B and Class C shares of both funds carry a Rule 12b-1 fee of 1.00%. Over time, Rule 12b-1 fees will increase the cost of investing in the funds and may cost more than other types of sales charges.
Your fund’s Distribution Plans and Small Cap Equity’s Class C Plan are “reimbursement” type plans. Small Cap Equity’s Class A and Class B Distribution Plans are “compensation” type plans. Under a “reimbursement” plan, the Rule 12b-1 fee is paid on a monthly basis as a reimbursement for or in anticipation of expenses incurred for distribution related activities. Under a “compensation” plan, the Rule 12b-1 fee is paid directly to John Hancock Funds, LLC, each fund’s distributor (the “Distributor”), on a daily basis, and may be used to make payments related to distribution or servicing of the funds’ shares. Rule 12b-1 fees are paid out of class assets on an ongoing basis. The amount that the Distributor receives under a “compensation” plan (in contrast to a “reimbursement” plan), may exceed the Distributor’s costs in providing services and could result in a profit to the Distributor.
After the Reorganization, any unreimbursed expenses incurred under your fund’s Class A and Class B “reimbursement” Plans will not be reimbursable under Small Cap Equity’s Class A and Class B “compensation” Plans. Such expenses incurred under your fund’s Class C “reimbursement” Plan, however, will continue to be reimbursable under Small Cap Equity’s Class C “reimbursement” Plan.

COMPARISON OF INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares and shows the similarities of the principal risks affecting each fund, listed in alphabetical order.
In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Small Cap Equity. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Equity is commensurate with the amount of risk involved in the authorized investments of your fund.

	ACQUIRED FUND	ACQUIRING FUND

Active Management Risk	The fund team’s investment strategy may fail to produce the intended result.

Derivatives Risk	A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract, and that the fund would remain obligated to meet margin requirements until the position is closed.

Equity Securities Risk	Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

ETF Risk	Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.	Small Cap Equity does not invest in ETFs.

Fixed-Income Securities Risk	A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

	Small Cap may acquire only investment grade debt securities.	Small Cap Equity may acquire below-investment grade bonds (“junk bonds”). Lower-rated fixed-income securities are subject to the following risks:

• Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. There is a greater risk that principal and interest payments will not be made. Issuers may even go into default or become bankrupt.

• Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future.

	ACQUIRED FUND	ACQUIRING FUND

• Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

• Dependence on subadviser’s own credit analysis. While the subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Foreign Securities Risk	As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

High Portfolio Turnover Risk	Active securities trading can increase either fund’s transaction costs (thus lowering performance) and taxable distributions.

IPO Risk	IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.	Small Cap Equity does not invest in IPOs.

Short Sale Risk	Short selling may produce higher than normal portfolio turnover, which may result in increased transaction costs to either fund.

Smaller Company Risk	The prices of small company stocks can change more frequently and dramatically than those of large or medium-size company stocks. Small-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of small-cap companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

COMPARISON OF FUND PERFORMANCE
Past performance records of Small Cap and Small Cap Equity through December 31, 2008, including: (1) calendar year total returns (without sales charges); and (2) average annual total returns (including imposition of sales charges) are set forth under “Fund Past Performance” beginning on page 15 of this proxy statement and prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
Description of Reorganization
You are being asked to approve the Agreement, a form of which is attached to this proxy statement and prospectus as Exhibit A, with respect to your fund. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:
•	The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on December 11, 2009, but may occur on any later date on or before December 10, 2010. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both funds will be computed as of 4:00 p.m., Eastern Time, on the closing date of the Reorganization (the “Closing Date”).

•	Small Cap Equity, the Acquiring Fund, will issue Class A shares to Small Cap, the Acquired Fund, in an amount equal to the net assets attributable to the Acquired Fund’s Class A shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class A shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of the Acquired Fund will become Class A shareholders of the Acquiring Fund.

•	The Acquiring Fund will issue Class B shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class B shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class B shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of the Acquired Fund will become Class B shareholders of the Acquiring Fund.

•	The Acquiring Fund will issue Class C shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class C shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class C shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of the Acquired Fund will become Class C shareholders of the Acquiring Fund.

•	The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class I shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class I shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class I shareholders of the Acquired Fund will become Class I shareholders of the Acquiring Fund.

•	After the shares are issued, the existence of the Acquired Fund will be terminated.
Reasons for the Proposed Reorganization
This proxy statement and prospectus is being used by the Equity Trust Board.
The Equity Trust Board believes that the proposed Reorganization will be advantageous to the shareholders of the Acquired Fund for several reasons. The Equity Trust Board (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.
First, at all asset levels, the advisory fee of the Acquiring Fund is lower than that of Small Cap, and the overall operating expense ratio of each class of the Acquiring Fund involved in the Reorganization, after expense waivers and reimbursements, is lower than the expense ratio of the corresponding class of the Acquired Fund (although the current total fund operating expenses of Small Cap Equity’s Class A, Class B and Class C shares before expense waivers and reimbursements are higher than those of the corresponding share classes of Small Cap). The operating expenses of Small Cap Equity’s Class I shares, both before and after waivers and reimbursements, are lower than those of Small Cap’s Class I shares. In addition, the combined fund may realize a lower management fee as assets grow and reach Small Cap Equity’s management fee breakpoint, as described above.

Second, the combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Small Cap Equity’s expense ratio over time because of economies of scale if the funds are combined. The greater asset size of the combined fund may allow it, relative to your fund, to: (i) obtain better net prices on securities trades; and (ii) reduce per-share expenses by spreading fixed costs over a larger asset base.
Third, the Equity Trust Board reviewed the historical performance of the Acquired Fund relative to Small Cap Equity’s performance and relative to the relevant benchmarks. In addition to the performance information as of December 31, 2008 as presented in this proxy statement and prospectus, the Equity Trust Board reviewed each fund’s performance as of July 31, 2009. The Equity Trust Board considered the fact that the absolute performance returns of Small Cap Equity over the trailing year-to-date, one-, three- and five-year periods ended July 31, 2009 have been greater than those of Small Cap. The Equity Trust Board also considered the fact that Small Cap has outperformed Small Cap Equity for the ten-year period ended July 31, 2009. Based on Small Cap Equity’s performance record, management believes that Small Cap Equity has greater growth potential than Small Cap. Management believes that it is unlikely that Small Cap’s performance record will improve in a reasonable amount of time.
Fourth, management believes that the Reorganization would permit your fund’s shareholders to pursue a similar investment objective in a larger fund utilizing similar investment policies. Each fund seeks capital appreciation.
Fifth, shareholders of the Acquired Fund will gain access to Small Cap Equity’s investment process and the investing expertise of MFC Global (U.S.).
Sixth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization; JHA provides the same supervisory services to both funds.
Seventh, the Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the merger.
Eighth, the Equity Trust Board also considered that JHA proposes to sell as much of your fund’s portfolio prior to the closing as is consistent with the treatment of the Reorganization as tax-free for federal income tax purposes. The portfolio managers of the Acquiring Fund have indicated that most of the portfolio holdings of your fund are not consistent with the Acquiring Fund’s investment process. Your fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of your shares. While these transactions may also generate capital gains, your fund is expected to have sufficient capital loss carryforwards available to offset any capital gains.
FUND PAST PERFORMANCE
Set forth below is past performance information for Small Cap and Small Cap Equity, which may help provide an indication of each fund’s investment risk.
The bar chart under “Calendar Year Total Returns” shows how each fund’s Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average Annual Total Returns” shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges), compared with broad-based securities market indices. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Small Cap
Calendar Year Total Returns — Class A Shares (without sales charge)
The year-to-date return of Class A shares of Small Cap as of June 30, 2009 was 15.47%.
Quarterly Returns
During the period shown in the above bar chart, Small Cap’s highest quarterly return was 25.55% for the second quarter of 2001, and the lowest quarterly return was -30.24% for the fourth quarter of 2008.
Small Cap(1)
Average Annual Total Returns for Periods Ended December 31, 2008 (including sales charge)

	1-Year	5-Year	10-Year	Life of Class

Class A before tax	-46.15%	-5.66%	1.92%	—
Class A after tax on distributions(2)	-46.15%	-6.43%	0.51%	—
Class A after tax on distributions, with sale(2)	-30.00%	-4.50%	1.45%	—
Class B before tax	-46.50%	—	—	-10.64	(3)
Class C before tax	-44.25%	—	—	-10.26	(3)
Class I before tax	-42.99%	—	—	-9.20	%(3)

S&P Small Cap 600 Index(4)	-31.09%	0.88%	5.18%	-3.34	%(6)
Russell 2000 Index(5)	-33.79%	-0.93%	3.02%	-4.66	%(3)

(1)	On December 3, 2004, through a reorganization, Small Cap acquired all of the assets of Independence Small Cap Portfolio (the predecessor fund). The predecessor fund’s returns have been recalculated to reflect the gross fees and expenses of Class A shares. Class B, C and I shares were first offered on December 6, 2004, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C and I shares.

(2)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	December 6, 2004.

(4)	The Standard & Poor’s Small Cap 600 Index is an unmanaged index of 600 U.S. small-sized companies.

(5)	The Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

(6)	Return as of closest month end to fund inception date.

Small Cap Equity
Calendar Year Total Returns — Class A Shares (without sales charge)
The year-to-date return of Class A shares of Small Cap Equity as of June 30, 2009 was 20.94%.
Quarterly Returns
During the period shown in the above bar chart, Small Cap Equity’s highest quarterly return was 47.75% for the fourth quarter of 1999, and the lowest quarterly return was -33.72% for the third quarter of 2001.
Average Annual Total Returns for Periods Ended December 31, 2008 (including sales charge)
Small Cap Equity

	1-Year	5-Years	10 Year	Life of Class

Class A before tax	-47.11%	-6.88%	1.81%	—
Class A after tax on distributions(1)	-47.11%	-6.88%	1.25%	—
Class A after tax on distributions, with sale(1)	-30.62%	-5.71%	1.33%	—
Class B before tax	-47.48%	-6.97%	1.77%	—
Class C before tax	-45.23%	-6.57%	1.63%	—
Class I before tax	-43.93%	-5.37%	—	-5.62	%(2)

Russell 2000 Growth Index(3)	-38.54%	-2.35%	-0.76%	-0.77	%(2)

(1)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	August 15, 2001.

(3)	The Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

FURTHER INFORMATION ON THE REORGANIZATION
Tax Status of the Reorganization
The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund. In addition, the Reorganization will not take place unless the fund receives a satisfactory opinion from K&L Gates LLP substantially to the effect that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
As a result, with respect to the Reorganization, for federal income tax purposes:
•	No gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund as described above; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund;

•	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer;

•	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

•	You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

•	The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

•	The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.
In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.
No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.
Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carry-forwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.
The Acquired Fund expects to sell a significant portion of its assets prior to the closing of the Reorganization, which could result in taxable gains to the Fund’s shareholders, as well as increased transaction costs.
As of October 31, 2008, Small Cap had an unused capital loss carryforward of approximately $17 million. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund’s future taxable income and thus reduce the taxable amount distributed to fund shareholders. The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the “sharing” of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of Small Cap. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the post-Reorganization Small Cap Equity (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).
The second manner in which the Reorganization will affect the use of the capital loss carryforward and possibly net unrealized losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a corporation with capital loss carryforwards, such as the Acquired Fund, changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-acquisition income would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of August 2009 was 4.48%) by the value of the outstanding shares of the Acquired Fund (possibly subject to adjustment for purposes of these rules) immediately prior to the Reorganization. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. Small Cap’s net asset value as of July 31, 2009, was approximately $49 million. Based upon these factors, post-Reorganization Small Cap Equity would be limited to using approximately $2.2 million per year of Small Cap pre-Reorganization capital loss carryforwards. However, there is no assurance that such losses would be used even in the absence of the Reorganization.
The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.
This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.
Additional Terms of the Agreement and Plan of Reorganization
Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.
Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).
The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).
The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund’s declaration of trust and by-laws. Each Fund’s obligations are also subject to the receipt of a favorable opinion of K&L Gates, LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(f) and 9(f)).
Termination of Agreement. The Board of Trustees of the Acquired Fund (the Equity Trust Board) or of the Acquiring Fund (the Trust II Board) may terminate the Agreement as to its respective fund (even if the shareholders of the Acquired Fund have already approved it) at any time before the Closing Date, if that Board of Trustees believes that proceeding with the Reorganization for its fund would no longer be advisable.

Expenses of the Reorganization. The Acquired Fund and Acquiring Fund will bear pro rata based upon each fund’s net assets as of July 31, 2009, the costs incurred in connection with the Reorganization, estimated to be approximately $148,351. The Acquired Fund and Acquiring Fund’s Board took these estimated costs into account in approving the Reorganization. If the Reorganization is not consummated, JHA will pay the expenses of the Reorganization.
CAPITALIZATION
With respect to the proposal, the following table sets forth the capitalization of each fund as of July 31, 2009, and the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred on that date. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

				Shares
Funds	Net Assets	Share Class	NAV	Outstanding

Small Cap (Acquired Fund)	$49,008,568	Class A	$7.88	4,321,064
		Class B	$7.61	404,596
		Class C	$7.61	1,114,600
		Class I	$8.08	419,610
Small Cap Equity (Acquiring Fund)	$350,669,049	Class A	$16.03	17,524,110
		Class B	$14.64	2,761,191
		Class C	$14.65	1,272,677
		Class I	$16.88	505,415
		Class R1*	$15.85	135,261
Small Cap (Acquired Fund) Decrease in net assets to reflect the estimated expenses of the Reorganization.#	($18,191)	Class A	$7.88	(2,196,033)
		Class B	$7.61	(194,199)
		Class C	$7.61	(535,507)
		Class I	$8.08	(218,685)
Small Cap Equity (Acquiring Fund) Decrease in net assets to reflect the estimated expenses of the Reorganization and decrease in outstanding shares relative to net asset value upon the Reorganization.	($130,160)	Class A	$16.02	NA
		Class B	$14.63	NA
		Class C	$14.64	NA
		Class I	$16.87	NA
		Class R1*	$15.85	NA
Small Cap Equity (Acquiring Fund) (pro forma assuming Reorganization with Small Cap)	$399,529,266	Class A	$16.02	19,649,141
		Class B	$14.63	2,971,588
		Class C	$14.64	1,851,770
		Class I	$16.87	706,340
		Class R1*	$15.85	135,261

*	Effective as of August 21, 2009, the Class R1 shares of the Acquiring Fund were converted to Class A shares of the Acquiring Fund.

#	JHA will bear any costs incurred by the Acquired Fund in connection with the Reorganization that would cause the Acquired Fund to exceed its expense limitation arrangements.
If the Reorganization had taken place on July 31, 2009, approximately 0.49 Class A, 0.52 Class B, 0.52 Class C, and 0.48 Class I shares of Small Cap Equity would have been issued for each Class A, Class B, Class C, and Class I share, respectively, of Small Cap.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ BUSINESSES
The following table shows where in each fund’s prospectus you can find additional information about the business of the fund.

Type of Information	Headings in Each Prospectus
Investment objective and policies	Fund summary — Goal and strategy, Main risks
Fund details — Risks of investing
Portfolio management	Who’s who — Investment adviser, Subadviser
Expenses	Fund summary — Investor costs
Custodian	Who’s who — Custodian
Shares of beneficial interest	Your account — Choosing a share class
Purchase of shares	Your Account — Choosing a share class, How sales charges are calculated, Sales charge reductions and waivers, Opening an account, Buying shares, Transaction policies, Additional investor services
Redemption of sale of shares	Your Account — Choosing a share class, Selling shares, How sales charges are calculated, Transaction policies, Additional investor services
Dividends, distributions and taxes	Dividends and account policies
BOARD EVALUATION AND RECOMMENDATION
For the reasons described above, the Equity Trust Board, including the Trustees of Equity Trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or JHA (the “Independent Trustees”), approved the Reorganization. In particular, the Equity Trust Board has determined that the proposed Reorganization is in the best interests of Small Cap and that the interests of Small Cap’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Trust II Board of Trustees, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Small Cap Equity and that the interests of Small Cap Equity’s shareholders would not be diluted as a result of the Reorganization.

The trustees of your fund recommend that
shareholders of your fund vote FOR the proposal to
approve the Agreement and Plan of Reorganization.
VOTING RIGHTS AND REQUIRED VOTE
Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:
(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In General	All shares “present” in person or by proxy are counted towards a quorum.	Shares “present” at the meeting will be voted in person at the meeting. Shares “present” by proxy will be voted in accordance with instructions.
Proxy with no Voting Instruction (other than Broker Non-Vote)	Considered “present” at the meeting.	Voted “for” a proposal.
Broker Non-Vote	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”

If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund will continue to engage in business as a separate mutual fund and the Equity Trust Board will consider what further action may be appropriate.
INFORMATION CONCERNING THE MEETING
Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund’s investment adviser, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $35,000. Each fund will pay its pro rata share of the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.
Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:
•	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

•	By returning a duly executed proxy with a later date before the time of the meeting; or

•	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.
Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum
As of September 25, 2009 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding
Class A
Class B
Class C
Class I
Total	0
Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.
Other Business
The Equity Trust Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.
Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.
Telephone Voting
In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions and to confirm that the voting instructions have been properly recorded.
•	A shareholder will be called on a recorded line at the telephone number in a fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

•	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

•	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

•	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

•	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the “control number” that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.
To vote via the Internet:
•	Read the proxy statement and prospectus and have your proxy card(s) at hand.

•	Go to the Web site on the proxy card(s).

•	Enter the “control number” found on your proxy card(s).

•	Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

•	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.
Shareholders’ Proposals
Small Cap is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of Small Cap must submit the proposal in writing, so that it is received by Small Cap at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS
To the knowledge of each fund, as of September 25, 2009, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

Small Cap
Names and Addresses	Percentage	Class	Record or Beneficial

Small Cap Equity
Names and Addresses	Percentage	Class	Record or Beneficial
As of September 25, 2009, the trustees and officers of each fund owned in the aggregate less than 1% of each class of the fund’s outstanding shares.
EXPERTS
The financial highlights and financial statements of each fund for the fiscal year ended October 31, 2008 and the six months ended April 30, 2009, are incorporated by reference into this proxy statement and prospectus.
The financial statements for the fiscal year ended October 31, 2008, and financial highlights for each fund have been independently audited by the independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), as stated in its report incorporated by reference in each fund’s SAI dated March 1, 2009. These financial statements and financial highlights have been included in reliance on the reports of and PwC, given on its authority as experts in accounting and auditing.
AVAILABLE INFORMATION
Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s Website at www.sec.gov.

EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization (the “Agreement”) is made as of                      ___, 2009, by and between John Hancock Small Cap Fund (the “Acquired Fund”), a series of John Hancock Equity Trust (the “Acquired Fund Trust”), a Massachusetts business trust, and John Hancock Small Cap Equity Fund (the “Acquiring Fund”), a series of John Hancock Investment Trust II (the “Acquiring Fund Trust”), a Massachusetts business trust.
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the “Merger Shares”), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.
In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:
1.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.

The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

	(a)	The Acquiring Fund is a series of shares of the Acquiring Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquiring Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund Trust. Each of the Acquiring Fund Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

	(b)	The Acquiring Fund Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Acquiring Fund Trust’s Amended and Restated Agreement and Declaration of Trust dated March 8, 2005, as may be amended (the “Acquiring Fund Trust Declaration”), and the 1940 Act.

	(c)	The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

	(d)	The Acquired Fund has been furnished with: (i) the annual report of the Acquiring Fund for the fiscal year ended October 31, 2008, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm (“PwC”); and (ii) the semi-annual report of the Acquiring Fund for the six months ended April 30, 2009; which, in each case, fairly presents the financial condition and result of operations of the Acquiring Fund as of October 31, 2008 or April 30, 2009, as the case may be, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

	(e)	The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on the statement of assets and liabilities of the Acquiring Fund as of April 30,

2009, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)	The Acquiring Fund Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)	Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, threatened against the Acquiring Fund Trust or the Acquiring Fund which assert liability on the part of the Acquiring Fund Trust or the Acquiring Fund or which materially affect the financial condition of the Acquiring Fund Trust or the Acquiring Fund or the Acquiring Fund Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Acquiring Fund Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	Neither the Acquiring Fund Trust nor the Acquiring Fund is obligated under any provision of the Acquiring Fund Trust Declaration or the Acquiring Fund Trust’s By-laws dated March 8, 2005, as may be amended (the “Acquiring Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)	There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)	No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)	The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Acquiring Fund Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,
(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

	(l)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

	(m)	All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.

	(n)	The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C, and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of Acquiring Fund Trust.

	(o)	At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

	(p)	At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

	(q)	The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND.

The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

	(a)	The Acquired Fund is a series of shares of the Acquired Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquired Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund Trust. Each of the Acquired Fund Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

	(b)	The Acquired Fund Trust is a duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the

Acquired Fund Trust’s Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the “Acquired Fund Trust Declaration”), and the 1940 Act.

(c)	The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)	The Acquired Fund Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)	The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended October 31, 2008, and the audited financial statements appearing therein, having been audited by PwC; and (ii) the semi-annual report of the Acquired Fund for the six months ended April 30, 2009, and the financial statements appearing therein; which, in ease case, fairly presents the financial condition and result of operations of the Acquired Fund as of October 31, 2008 or April 30, 2009, as the case may be, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f)	The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of April 30, 2009, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)	Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, threatened against the Acquired Fund Trust or the Acquired Fund which assert liability on the part of the Acquired Fund Trust or the Acquired Fund or which materially affect the financial condition of the Acquired Fund Trust or the Acquired Fund or the Acquired Fund Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Acquired Fund Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)	There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)	Neither the Acquired Fund Trust nor the Acquired Fund is obligated under any provision of the Acquired Fund Trust Declaration or the Acquired Fund Trust’s Amended and Restated By-laws dated March 8, 2005, as may be amended (the “Acquired Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j)	The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)	As used in this Agreement, the term “Acquired Fund Investments” shall mean: (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)	The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,
(i)	did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)	does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.
(n)	All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

(o)	All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)	The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.
3.	THE REORGANIZATION.
(a)	Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund

Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)	If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,
(i)	nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Acquired Fund Trust Board of Trustees or the Acquired Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

(ii)	nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund Trust Board of Trustees or the Acquiring Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.
(c)	Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d)	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)	The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)	Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g)	The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)	The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Acquiring Fund Trust Declaration and Acquiring Fund Trust By-laws to consummate the Reorganization.
4.	VALUATION.
(a)	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B, Class C, and Class I shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C, and Class I shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B, Class C, and Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b)	The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)	The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)	No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)	The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)	The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.
5.	PAYMENT OF EXPENSES.
(a)	Except as otherwise provided in this Section 5, each of the Acquired Fund and Acquiring Fund agrees that it will bear its pro rata share of any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)	In the event the Reorganization contemplated by this Agreement is not consummated, then John Hancock Advisers, LLC will bear all the costs and expenses incurred in connection with such Reorganization.

(c)	Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.
6.	COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:
(a)	Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)	The Acquired Fund Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)	In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Acquiring Fund Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)	The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)	The Acquired Fund Trust shall:
(i)	following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund Trust Declaration and Acquired Fund Trust By-laws, the 1940 Act and any other applicable law;

(ii)	not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)	on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.
(f)	Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g)	Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Acquiring Fund Trust, the Acquiring Fund, the Acquired Fund Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP, counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates).

(h)	In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(i)	After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j)	Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Acquiring Fund Trust, an open-end management investment company registered under the 1940 Act.
7.	CLOSING DATE.
(a)	Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on December 11, 2009, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)	To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)	The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)	As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.
8.	CONDITIONS OF THE ACQUIRED FUND’S OBLIGATIONS.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:
(a)	That the Acquiring Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquiring Fund Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Acquiring Fund Trust Board of Trustees certified by its Secretary.

(b)	That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)	That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

(i)	the Acquiring Fund is a separate series of the Acquiring Fund Trust, both the Acquiring Fund and the Acquiring Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquiring Fund is separate series of the Acquiring Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)	neither the execution or delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(v)	the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.
(f)	That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h)	That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.
9.	CONDITIONS OF THE ACQUIRING FUND’S OBLIGATIONS.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:
(a)	That the Acquired Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Acquired Fund Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Acquired Fund Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b)	That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)	That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d)	That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)	That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:
(i)	the Acquired Fund is a separate series of the Acquired Fund Trust, both the Acquired Fund and the Acquired Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)	the Acquired Fund is a separate series of the Acquired Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)	this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquired Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)	neither the execution or delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)	to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquired Fund Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.
(f)	That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g)	That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h)	That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)	That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)	That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.
10.	TERMINATION, POSTPONEMENT AND WAIVERS.
(a)	Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,
(i)	by mutual consent of the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees;

(ii)	by the Acquired Fund Trust Board of Trustees if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

(iii)	by the Acquiring Fund Trust Board of Trustees if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.
(b)	If the Reorganization contemplated by this Agreement has not been consummated by July 10, 2010, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees.

(c)	In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d)	At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Acquired Fund Trust Board of Trustees or the Acquiring Fund Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e)	The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)	If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.
11.	INDEMNIFICATION.
(a)	Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)	The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.
12.	OTHER MATTERS.
(a)	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)	All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Small Cap Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Small Cap Equity Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d)	It is expressly agreed that the obligations of the each of the Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the Acquired Fund Trust Board of Trustees on behalf of the Acquired Fund and the Acquiring Fund Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the Acquired Fund Trust Declaration and the Acquiring Fund Trust Declaration, as applicable.

(e)	This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK EQUITY TRUST, on behalf of its series, John Hancock Small Cap Fund

By:

Name:

Title:

Attest:

Name:

Title:

JOHN HANCOCK INVESTMENT TRUST II, on behalf of its series, John Hancock Small Cap Equity Fund

By:

Name:

Title:

Attest:

Name:

Title:

Agreed to and accepted as to Section 5 only:

JOHN HANCOCK ADVISERS, LLC

By:

Name:

Title:

Attest:

Name:

Title:

Thank
You
for mailing
your proxy
card promptly!
John Hancock Funds, LLC
MEMBER FINRA/SIPC
601 Congress Street
Boston, MA 02210-2805
1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com
Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION
October 5, 2009
JOHN HANCOCK SMALL CAP FUND
(the “Acquired Fund,” a series of John Hancock Equity Trust)
AND
JOHN HANCOCK SMALL CAP EQUITY FUND
(the “Acquiring Fund,” a series of John Hancock Investment Trust II)
     This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated October 5, 2009). This SAI provides additional information about the Acquiring Fund and the Acquired Fund. The Acquired Fund and the Acquiring Fund are diversified series of John Hancock Equity Trust (“Equity Trust”) and John Hancock Investment Trust II (“Investment Trust II”), respectively, each a Massachusetts business trust. Please retain this SAI for further reference.
     A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
800-225-5291
www.jhfunds.com

INTRODUCTION
     This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated October 5, 2009 relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on December 2, 2009.
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE
     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.
1.	The SAI dated March 1, 2009 of Equity Trust (File Nos. 811-04079 and 002-92548) with respect to the Acquired Fund, as filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2009 (Accession No. 0000950135-09-001288), as supplemented: March 25, 2009 (Accession No. 0001010521-09-000320); April 21, 2009 (Accession No. 0000950135-09-002990); June 1, 2009 (Accession No. 0000950123-09-010165); June 10, 2009 (Accession No. 0001010521-09-000510); and July 8, 2009 (Accession No. 0001010521-09-000586) (collectively, the “Acquired Fund SAI”).
2.	The SAI dated March 1, 2009 of Investment Trust II (File Nos. 811-03999 and 002-90305) with respect to the Acquiring Fund, as filed with the SEC on February 26, 2009 (Accession No. 0000950135-09-001291), as supplemented: March 25, 2009 (Accession No. 0001010521-09-0003220); April 21, 2009 (Accession No. 0000950135-09-002993); June 1, 2009 (Accession No. 0000950123-09-010177); June 10, 2009 (Accession No. 0001010521-09-000512); July 8, 2009 (Accession No. 0001010521-09-000588); and July 15, 2009 (Accession No. 0001010521-09-000611) (collectively, the “Acquiring Fund SAI”).
3.	The Annual Report of Equity Trust (File No. 811-04079) for the fiscal year ended October 31, 2008 with respect to the Acquired Fund, as filed with the SEC on January 9, 2009 (Accession No. 0000928816-09-000023).
4.	The Semi-Annual Report of Equity Trust (File No. 811-04079) for the six months ended April 30, 2009 with respect to the Acquired Fund, as filed with the SEC on July 2, 2009 (Accession No. 0000928816-09-000625).
5.	The Annual Report of Investment Trust II (File No. 811-03999) for the fiscal year ended October 31, 2008 with respect to the Acquiring Fund, as filed with the SEC on January 9, 2009 (Accession No. 0000928816-09-000028).
6.	The Semi-Annual Report of Investment Trust II (File No. 811-03999) for the six months ended April 30, 2009 with respect to the Acquiring Fund, as filed with the SEC on July 2, 2009 (Accession No. 0000928816-09-000619).
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
FUND HISTORY
     For additional information about the Acquiring Fund generally and its history, see “Organization of the Funds” in the Acquiring Fund SAI.
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquiring Fund’s investment objectives, policies, risks and restrictions, see “Investment Objective and Policies” and “Investment Restrictions” in the Acquiring Fund SAI.

2

MANAGEMENT OF THE FUND
     For additional information about the Trustees of Investment Trust II, see “Those Responsible for Management” in the Acquiring Fund SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Those Responsible for Management” in the Acquiring Fund SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services,” “Transfer Agent Services,” “Custody of Portfolio” and “Independent Registered Public Accounting Firm” in the Acquiring Fund SAI.
PORTFOLIO MANAGERS
     For additional information, see “Additional Information About the Portfolio Managers” in the Acquiring Fund SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquiring Fund’s brokerage allocation practices, see “Brokerage Allocation” in the Acquiring Fund SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquiring Fund, see “Description of the Funds’ Shares” in the Acquiring Fund SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see “Net Asset Value,” “Initial Sales Charge on Class A Shares,” “Deferred Sales Charge on Class B and Class C Shares,” “Special Redemptions,” “Additional Services and Programs” and “Purchases and Redemptions through Third Parties” in the Acquiring Fund SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquiring Fund, see “Tax Status” in the Acquiring Fund SAI.
UNDERWRITERS
     For additional information about the Acquiring Fund’s principal underwriter and distribution plans, see “Distribution Contracts” and “Sales Compensation” in the Acquiring Fund SAI.
FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquiring Fund, as incorporated by reference into the Acquiring Fund SAI.

3

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND
FUND HISTORY
     For additional information about the Acquired Fund generally and its history, see “Organization of the Fund” in the Acquired Fund SAI.
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquired Fund’s investment objectives, policies, risks and restrictions, see “Investment Objectives and Policies,” “Investment Restrictions,” and “Portfolio Turnover” in the Acquired Fund SAI.
MANAGEMENT OF THE FUND
     For additional information about the Trustees of Equity Trust, see “Those Responsible for Management” in the Acquired Fund SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Those Responsible for Management” in the Acquired Fund SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services,” “Transfer Agent Services,” “Custody of Portfolio” and “Independent Registered Public Accounting Firm” in the Acquired Fund SAI.
PORTFOLIO MANAGER
     For additional information, see “Additional Information about the Portfolio Managers” in the Equity Trust SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquired Fund’s brokerage allocation practices, see “Brokerage Allocation” in the Acquired Fund SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquired Fund, see “Description of the Fund’s Shares” in the Acquired Fund SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see “Net Asset Value,” “Initial Sales Charge on Class A Shares,” “Deferred Sales Charge on Class B and Class C Shares,” “Special Redemptions,” “Additional Services and Programs” and “Purchases and Redemptions through Third Parties” in the Acquired Fund SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquired Fund, see “Tax Status” in the Acquired Fund SAI.

4

UNDERWRITERS
     For additional information about the Acquired Fund’s principal underwriter and distribution plans, see “Distribution Contracts” and “Sales Compensation” in the Acquired Fund SAI.
FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquired Fund, as incorporated by reference into the Acquired Fund SAI.
PRO FORMA FINANCIAL INFORMATION
     The unaudited pro forma information provided herein should be read in conjunction with each Fund’s annual and semi-annual reports dated October 31, 2008 and April 30, 2009, respectively, each of which is on file with the SEC and is available at no charge.
     The unaudited pro forma information set forth below for the period ended April 30, 2009 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund (collectively, the “Funds”) had been consummated at May 1, 2008. The merger is intended to consolidate the Acquired Fund, managed by John Hancock Advisers, LLC (“JHA”) and sub-advised by Lee Munder Capital Group, LLC, with a similar fund advised by JHA and sub-advised by MFC Global Investment Management (U.S.), LLC.
     The Funds have the same administrator, fund recordkeeping services agent, fund accounting agent and custodian. Each of these service providers has entered into an agreement with Equity Trust or Investment Trust II, as the case may be, on behalf of the relevant Fund, which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.
     The annual investment management fee payable by the Acquired Fund to JHA is 0.90% of the Fund’s average daily net assets. The annual investment management fees payable by the Acquiring Fund to JHA are as follows: 0.70% of the first $1 billion of the Fund’s average daily net assets; and 0.685% of the excess over $1 billion of such assets.
     As of August 31, 2009, the net assets of: (i) the Acquired Fund were approximately $49.1 million; and (ii) the Acquiring Fund were approximately $358.7 million. The net assets of the combined fund as of August 31, 2009 would have been approximately $407.8 million.
     On a pro forma basis for the year ended April 30, 2009, the proposed reorganization would have resulted in a decrease of approximately $155,000 in the investment management fees paid by the combined fund (after applicable waivers and reimbursements), and a decrease in other operating expenses for the combined fund (including custodian fees and audit fees) of approximately $60,800, resulting in a less than $0.01 per share expense decrease.
     No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.
     Securities held by the Acquired Fund are expected to be sold in connection with the merger, including for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
     The merger is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares held immediately before the merger.

5

     As of October 31, 2008, the Acquired Fund had an unused capital loss carryforward of approximately $17 million. At October 31, 2008, the Acquiring Fund had a capital loss carryforward of approximately $363.4 million.
     The Acquired Fund and Acquiring Fund will bear pro rata based upon each fund’s net assets as of July 31, 2009, the costs incurred in connection with the Reorganization, estimated to be approximately $148,351. The Acquired Fund and Acquiring Fund’s Board took these estimated costs into account in approving the Reorganization. JHA will bear any such costs incurred by the Acquired Fund that would cause the Acquired Fund to exceed its expense limitation arrangements. If the Reorganization is not consummated, JHA will pay the expenses of the Reorganization.

6

JOHN HANCOCK INVESTMENT TRUST II
FORM N-14
PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
     No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Investment Trust II (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 811-03999 and 002-90305) as filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2009 (Accession No. 0000950135-09-001291), which information is incorporated herein by reference.
ITEM 16. EXHIBITS

Exhibit
No.	Exhibit Description	Note
(1)(a)	Amended and Restated Declaration of Trust dated March 8, 2005 (the “Declaration”).	(1)

(1)(b)	Amendment dated June 24, 2005 to the Declaration.	(2)

(2)(a)	Amended and Restated By-Laws dated March 8, 2005 (the “By-Laws”).	(2)

(2)(b)	Amendment dated March 11, 2008 to the By-Laws.	(3)

(2)(c)	Amendment dated June 9, 2009 to the By-Laws.	(# )

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization.	(+ )

(5)	Instruments Defining Rights of Security Holders, see Exhibits (1) and (2).

(6)(a)	Advisory Agreement dated July 1, 2009 between Registrant and John Hancock Advisers, LLC (“JHA”).	(# )

[1]	Incorporated by reference to an exhibit filed with post-effective amendment no. 57 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on March 1, 2006 (Accession No. 0001010521-06-000153).

[2]	Incorporated by reference to an exhibit filed with post-effective amendment no. 58 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on February 27, 2007 (Accession No. 0001010521-07-000204).

[3]	Incorporated by reference to an exhibit filed with post-effective amendment no. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on February 26, 2009 (Accession No. 0000950135-09-001291).

#	Filed herewith.

+	Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

Exhibit
No.	Exhibit Description	Note
(6)(b)	Subadvisory Agreement dated December 31, 2005 among Registrant, JHA and MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”).	(1)

(7)(a)	Distribution Agreement dated November 13, 1996 between John Hancock Funds, Inc. and Registrant (the “Distribution Agreement”).	(4)

(7)(b)	Amendment dated October 31, 1998 to the Distribution Agreement.	(# )

(8)	Not applicable.

(9)	Custody Agreement dated September 10, 2008 between Registrant and State Street Bank & Trust Co.	(3)

(10)(a)	Distribution Plans Pursuant to Rule 12b-1 dated July 1, 2009 for Class A and Class B shares of Registrant.	(# )

(10)(b)	Distribution Plan dated October 31, 1998 for Class C shares of Registrant.	(5)

(11)	Opinion and Consent of Counsel.	(# )

(12)	Form of Opinion as to Tax Matters and Consent.	(# )

(13)(a)	Master Transfer Agency and Service Agreement dated June 1, 2007 between Registrant and John Hancock Signature Services, Inc. (the “Transfer Agency Agreement”).	(3)

(13)(b)	Amendment dated June 1, 2008 to the Transfer Agency Agreement.	(3)

(13)(c)	Service Agreement dated July 1, 2009 between JHA and Registrant.	(# )

(13)(d)	Multiple Class Plan pursuant to Rule 18f-3.	(6)

(13)(e)	Form of Expense Limitation Agreement.	(# )

(14)	Consent of Independent Registered Public Accounting Firm.	(# )

(15)	Not applicable.

(16)	Power of Attorney.	(# )

(17)(a)	Code of Ethics dated January 1, 2008 for JHA and each John Hancock registered investment company.	(7)

(17)(b)	Code of Ethics dated March 1, 2008 for MFC Global (U.S.).	(7)

[4]	Incorporated by reference to an exhibit filed with post-effective amendment no. 37 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on February 26, 1997 (Accession No. 0001010521-97-000224).

[5]	Incorporated by reference to an exhibit filed with post-effective amendment no. 50 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on December 27, 2001 (Accession No. 0001010521-01-500300).

[6]	Incorporated by reference to an exhibit filed with post-effective amendment no. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on February 28, 2005 (Accession No. 0001010521-05-000069).

[7]	Incorporated by reference to an exhibit filed with post-effective amendment no. 59 to Registrant’s Registration Statement on Form N-1A (File Nos. 811-03999 and 002-90305), as filed with the SEC on February 27, 2008 (Accession No. 0000950135-08-0001254).

Exhibit
No.	Exhibit Description	Note
(17)(c)	Form of Proxy Card.	(#)
Item 17. Undertakings.
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees that a final form of the Opinion and Consent of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this Registration Statement.
NOTICE
     A copy of the Amended and Restated Declaration of Trust of John Hancock Investment Trust II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts, on the 4th day of September, 2009.

John Hancock Investment Trust II
By:	/s/ Keith F. Hartstein
Name:	Keith F. Hartstein
Title:	President and Chief Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Keith F. Hartstein	President and Chief Executive Officer	September 4, 2009
Keith F. Hartstein

/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	September 4, 2009
Charles A. Rizzo

/s/ James R. Boyle* James R. Boyle	Trustee	September 4, 2009

/s/ James F. Carlin* James F. Carlin	Trustee	September 4, 2009

/s/ William H. Cunningham* William H. Cunningham	Trustee	September 4, 2009

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	September 4, 2009

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	September 4, 2009

/s/ Stanley Martin* Stanley Martin	Trustee	September 4, 2009

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	September 4, 2009

/s/ John A. Moore* John A. Moore	Trustee	September 4, 2009

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	September 4, 2009

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	September 4, 2009

/s/ John G. Vrysen* John G. Vrysen	Trustee	September 4, 2009

*By:	/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas

Attorney-In-Fact, under Power of Attorney filed herewith.

JOHN HANCOCK INVESTMENT TRUST II
File No. 333-
EXHIBIT INDEX

Exhibit No.	Description

(2)(c)	Amendment dated June 9, 2009 to the By-Laws.

(4)	Form of Agreement and Plan of Reorganization (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement).

(6)(a)	Advisory Agreement dated July 1, 2009 between John Hancock Investment Trust II and John Hancock Advisers, LLC (“JHA”).

(7)(b)	Amendment dated October 31, 1998 to the Distribution Agreement.

(10)(a)	Distribution Plans Pursuant to Rule 12b-1 dated July 1, 2009 for Class A and Class B shares of Registrant.

(11)	Opinion and Consent of Counsel.

(12)	Form of Opinion as to Tax Matters and Consent.

(13)(c)	Service Agreement dated July 1, 2009 between JHA and Registrant.

(13)(e)	Form of Expense Limitation Agreement.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Power of Attorney.

(17)(c)	Form of Proxy Card.